Shareholder Report, Average Annual Return (Details)		12 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended		115 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026 [2]	Aug. 31, 2026
Intermediate Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	(1.27%)		0.49%				1.48%
Intermediate Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	(0.43%)		0.31%				1.14%
Intermediate Bond Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	1.32%		1.00%				1.72%
Intermediate Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	1.55%		1.29%				2.01%
Intermediate Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	1.66%		1.42%			2.27%
Intermediate Bond Fund of America® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(1.26%)		0.50%				1.46%
Intermediate Bond Fund of America® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	(0.48%)		0.26%				1.34%
Intermediate Bond Fund of America® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-E
Average Annual Return, Percent	[1]	1.07%		0.82%				1.53%
Intermediate Bond Fund of America® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	1.57%	1.33%		1.25%	[3]
Intermediate Bond Fund of America® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	1.61%	1.35%		1.27%	[4]
Intermediate Bond Fund of America® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-1
Average Annual Return, Percent	[1]	0.58%		0.34%				1.02%
Intermediate Bond Fund of America® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-2
Average Annual Return, Percent	[1]	0.59%		0.35%				1.03%
Intermediate Bond Fund of America® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-2E
Average Annual Return, Percent	[1]	0.88%		0.63%				1.31%
Intermediate Bond Fund of America® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-3
Average Annual Return, Percent	[1]	1.02%		0.76%				1.47%
Intermediate Bond Fund of America® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-4
Average Annual Return, Percent	[1]	1.39%		1.07%				1.78%
Intermediate Bond Fund of America® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5E
Average Annual Return, Percent	[1]	1.51%		1.25%				1.98%
Intermediate Bond Fund of America® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5
Average Annual Return, Percent	[1]	1.61%		1.37%				2.08%
Intermediate Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	1.66%		1.42%				2.13%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	1.26%		1.00%				1.74%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	0.55%		0.31%				1.14%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	1.27%		1.01%				1.72%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	0.50%		0.26%				1.34%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[5]	1.89%	(0.29%)	(0.29%)	(0.17%)	[3],[4]	1.78%	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index
Average Annual Return, Percent	[5]	2.18%		1.12%	1.02%	[3],[4]	2.04%	1.81%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class 529-F-2 shares were first offered on October 30, 2020.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.